Operating expense - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Cost of product sales	$ 1,319	$ 2,266	$ 1,909	$ 2,795
Research and development expense	31,944	48,537	71,424	97,489
Sales and marketing expense	14,456	17,659	29,807	36,029
General and administrative expense	11,353	18,240	26,496	37,251
Operating expense	59,072	86,702	129,636	173,564
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	17,947	30,175	39,601	59,343
Sales and marketing expense	8,329	9,259	15,689	18,170
General and administrative expense	4,881	5,880	9,419	13,519
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	13,997	18,362	31,823	38,146
Sales and marketing expense	6,127	8,400	14,118	17,859
General and administrative expense	$ 6,472	$ 12,360	$ 17,077	$ 23,732